Acquisitions (Assets Acquired and Liabilities Assumed) (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Business Acquisition [Line Items]
Goodwill	$ 13,730	$ 14,178	$ 14,745
SunGard [Member]
Business Acquisition [Line Items]
Cash		631
Property and equipment		145
Computer software		674
Intangible assets		4,560
Other assets		67
Goodwill		5,800
Liabilities assumed and noncontrolling interest		7,381
Assets acquired, goodwill, and liabilities assumed, net		5,079
Long-term debt (subsequently retired)		4,738
Deferred income taxes		1,772
Deferred revenue		278
Other liabilities and noncontrolling interest		593
Trade Receivables [Member] | SunGard [Member]
Business Acquisition [Line Items]
Receivables		526
Other Receivables [Member] | SunGard [Member]
Business Acquisition [Line Items]
Receivables		$ 57